Summary Of Significant Accounting Policies (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Summary Of Significant Accounting Policies [Abstract]
Customer postage	$ 343,464	$ 311,854	$ 308,919